SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)										1 Months Ended			3 Months Ended
	Jan. 31, 2023	Dec. 30, 2022	Dec. 06, 2022	Oct. 18, 2022	Oct. 13, 2022	Oct. 11, 2022	Aug. 31, 2022	Jun. 21, 2022	May 13, 2022	Jun. 30, 2023	Jan. 31, 2023	Aug. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 20, 2022	Sep. 02, 2022	Mar. 31, 2022
Short-Term Debt [Line Items]
Interest rate					7.50%										12.00%	12.00%
Acured interest										$ 378,930			$ 378,930	$ 406,669			$ 119,600
Notes payable paid		$ 200,000
Principal amount					$ 25,000											$ 200,000
Repayments of Debt			$ 1,540,065										625,000
Termination fee			$ 65,065
Truck Loan Amur Capital [Member]
Short-Term Debt [Line Items]
Long-term secured note payable									$ 87,964
Note payable maturity date									Apr. 13, 2026
Interest rate									11.99%
Interest due									monthly
Acured interest										0			0	0
Truck Loan Mitsubishi [Member]
Short-Term Debt [Line Items]
Long-term secured note payable								$ 61,973
Note payable maturity date								Dec. 21, 2024
Interest rate								11.99%
Interest due								monthly
Acured interest										0			0	0
Tractor Loan Simmon Bank [Member]
Short-Term Debt [Line Items]
Note payable maturity date						Oct. 11, 2025
Interest rate						7.99%
Interest due						monthly
Acured interest										0			0	0
Note payable current						$ 50,142
Loan Amur Capital [Member]
Short-Term Debt [Line Items]
Note payable maturity date				Oct. 18, 2027
Interest rate				11.99%
Interest due				monthly
Acured interest														0
Note payable current				$ 37,599
Loan Simmon Bank [Member]
Short-Term Debt [Line Items]
Note payable maturity date							Aug. 02, 2026					Aug. 02, 2026
Interest rate							650.00%					650.00%
Interest due							monthly					monthly
Acured interest										0			0	0
Note payable current							$ 28,900					$ 28,900
Interest rate							6.50%					6.50%
Rig Loan North Mill [Member]
Short-Term Debt [Line Items]
Note payable maturity date	Jan. 09, 2026										Jan. 09, 2026
Interest rate	799.00%										799.00%
Interest due	monthly
Acured interest										$ 0			$ 0	$ 0
Note payable current	$ 99,000										$ 99,000
Interest rate during the period											7.99%
Autoloan T D Auto [Member]
Short-Term Debt [Line Items]
Interest rate										979.00%			979.00%
Interest due										monthly
Acured interest										$ 0			$ 0
Note payable current										$ 80,764			$ 80,764
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Note payable current					1,500,000
Two Workover Rigs [Member]
Short-Term Debt [Line Items]
Note payable current					1,800,000
Notes payable paid					$ 300,000